INVENTORY (Details) - USD ($) $ in Thousands	Mar. 31, 2021	Dec. 31, 2020		Dec. 31, 2019
Inventory Disclosure [Abstract]
Raw materials	$ 11,264	$ 7,950		$ 7,645
Work in process	0	0		34
Finished goods	2,624	1,983		2,739
Total inventory	$ 13,888	$ 9,933	[1]	$ 10,418	[1]

[1]	Restated